Financial Expenses	12 Months Ended
Mar. 31, 2021
Financial Expense [Abstract]
Financial Expenses	FINANCIAL EXPENSES
The following table summarizes financial expenses:

	March 31,
As at	2021	2020
	$	$
Interest on long-term debt	1,185	1,155
Interest and financing charges	448	306
Interest on lease liabilities	595	375
Amortization of finance costs	242	231
Interest accretion on balances of purchase payable	835	318
Interest income	(31)	(38)
	3,274	2,347